TAXES ON INCOME (Schedule of Income before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic	$ 20,485	$ 22,500	$ 16,293
Foreign	(11,327)	(802)	(642)
Income before taxes on income	$ 9,158	$ 21,698	$ 15,651